American Century Investments®
Quarterly Portfolio Holdings
Avantis® Core Fixed Income ETF (AVIG)
May 31, 2022

Avantis Core Fixed Income ETF - Schedule of Investments
MAY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 62.1%
Aerospace and Defense — 1.4%
Boeing Co., 2.20%, 2/4/26	125,000	114,600
Boeing Co., 2.80%, 3/1/27	25,000	22,901
Boeing Co., 2.95%, 2/1/30	500,000	431,441
General Dynamics Corp., 3.625%, 4/1/30	307,000	304,180
Huntington Ingalls Industries, Inc., 3.48%, 12/1/27	650,000	623,397
Lockheed Martin Corp., 3.55%, 1/15/26	380,000	385,934
Northrop Grumman Corp., 3.25%, 1/15/28	70,000	67,940
Precision Castparts Corp., 3.25%, 6/15/25	393,000	394,797
Raytheon Technologies Corp., 3.50%, 3/15/27	65,000	64,595
Textron, Inc., 4.00%, 3/15/26	301,000	301,619
Textron, Inc., 3.65%, 3/15/27	61,000	60,170
Textron, Inc., 2.45%, 3/15/31	495,000	417,903
		3,189,477
Air Freight and Logistics — 0.4%
United Parcel Service, Inc., 3.90%, 4/1/25	1,023,000	1,042,666
Airlines — 0.3%
Southwest Airlines Co., 5.125%, 6/15/27	152,000	158,634
Southwest Airlines Co., 2.625%, 2/10/30	611,000	535,032
		693,666
Auto Components — 0.3%
BorgWarner, Inc., 2.65%, 7/1/27	630,000	586,274
Automobiles — 0.7%
American Honda Finance Corp., 1.00%, 9/10/25	100,000	92,572
American Honda Finance Corp., 2.35%, 1/8/27	330,000	312,677
General Motors Co., 4.20%, 10/1/27	350,000	339,533
General Motors Financial Co., Inc., 5.10%, 1/17/24	44,000	45,084
Toyota Motor Credit Corp., 2.15%, 2/13/30	100,000	88,501
Toyota Motor Credit Corp., 3.375%, 4/1/30	600,000	578,018
Toyota Motor Credit Corp., 1.65%, 1/10/31	303,000	252,758
		1,709,143
Banks — 7.2%
African Development Bank, 0.75%, 4/3/23	110,000	108,754
African Development Bank, 0.875%, 7/22/26	245,000	225,256
Asian Development Bank, 2.625%, 1/30/24	50,000	50,103
Asian Development Bank, 0.625%, 10/8/24	250,000	238,144
Asian Development Bank, 0.375%, 9/3/25	851,000	786,048
Asian Development Bank, 2.375%, 8/10/27	40,000	38,966
Asian Infrastructure Investment Bank, 0.25%, 9/29/23	200,000	194,217
Asian Infrastructure Investment Bank, 0.50%, 5/28/25	225,000	209,329
Bank of Montreal, Series E, 3.30%, 2/5/24	70,000	70,401
Bank of Nova Scotia, 3.40%, 2/11/24	163,000	163,739
Citizens Financial Group, Inc., 2.50%, 2/6/30	200,000	174,141
Council Of Europe Development Bank, 0.25%, 10/20/23	140,000	135,417
Council Of Europe Development Bank, 2.50%, 2/27/24	135,000	134,972
European Bank for Reconstruction & Development, 0.50%, 1/28/26	100,000	91,793
European Investment Bank, 3.125%, 12/14/23	100,000	101,001
European Investment Bank, 0.625%, 7/25/25	770,000	720,367
European Investment Bank, 1.375%, 3/15/27	242,000	225,818

European Investment Bank, 4.875%, 2/15/36	130,000	155,671
Fifth Third Bancorp, 3.65%, 1/25/24	243,000	244,835
Fifth Third Bancorp, 2.55%, 5/5/27	955,000	897,236
Inter-American Development Bank, 3.00%, 10/4/23	100,000	100,711
Inter-American Development Bank, 0.625%, 7/15/25	385,000	359,934
Inter-American Development Bank, 2.00%, 7/23/26	700,000	674,836
Inter-American Development Bank, 2.375%, 7/7/27	255,000	248,001
Inter-American Development Bank, 3.125%, 9/18/28	450,000	452,865
Inter-American Development Bank, 1.125%, 1/13/31	585,000	501,706
International Bank for Reconstruction & Development, 1.75%, 4/19/23	50,000	49,802
International Bank for Reconstruction & Development, 0.875%, 7/15/26	208,000	191,974
International Bank for Reconstruction & Development, 0.75%, 11/24/27	625,000	555,995
International Bank for Reconstruction & Development, 0.875%, 5/14/30	480,000	408,630
International Finance Corp., 2.875%, 7/31/23	50,000	50,290
JPMorgan Chase & Co., 5.50%, 10/15/40	1,125,000	1,227,994
Kreditanstalt fuer Wiederaufbau, 2.125%, 6/15/22	100,000	100,028
Kreditanstalt fuer Wiederaufbau, 1.25%, 1/31/25	175,000	168,314
Kreditanstalt fuer Wiederaufbau, 2.00%, 5/2/25	350,000	342,576
Kreditanstalt fuer Wiederaufbau, 0.375%, 7/18/25	150,000	139,135
Landwirtschaftliche Rentenbank, 2.00%, 1/13/25	415,000	407,203
Landwirtschaftliche Rentenbank, 0.50%, 5/27/25	75,000	70,116
Oesterreichische Kontrollbank AG, 2.875%, 3/13/23	75,000	75,472
Oesterreichische Kontrollbank AG, 1.50%, 2/12/25	100,000	96,715
PNC Financial Services Group, Inc., 3.15%, 5/19/27	1,237,000	1,202,174
Santander Holdings USA, Inc., 3.45%, 6/2/25	360,000	354,148
Santander Holdings USA, Inc., 4.40%, 7/13/27	585,000	579,745
Sumitomo Mitsui Financial Group, Inc., 3.94%, 10/16/23	500,000	506,542
Toronto-Dominion Bank, 0.75%, 1/6/26	350,000	316,843
Truist Financial Corp., 3.70%, 6/5/25	200,000	201,452
US Bancorp, 3.95%, 11/17/25	710,000	724,143
US Bancorp, 1.375%, 7/22/30	1,550,000	1,267,096
Wells Fargo & Co., 3.55%, 9/29/25	285,000	285,116
Westpac Banking Corp., 3.40%, 1/25/28	165,000	161,181
		16,786,945
Beverages — 1.5%
Anheuser-Busch InBev Worldwide, Inc., 4.00%, 4/13/28	125,000	126,250
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	350,000	477,778
Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/40	75,000	70,973
Coca-Cola Co., 3.45%, 3/25/30	585,000	580,425
Coca-Cola Co., 1.375%, 3/15/31	465,000	388,050
Keurig Dr Pepper, Inc., 2.55%, 9/15/26	60,000	56,973
Keurig Dr Pepper, Inc., 3.20%, 5/1/30	525,000	482,702
Molson Coors Beverage Co., 3.00%, 7/15/26	256,000	246,706
PepsiCo, Inc., 3.00%, 10/15/27	695,000	692,728
PepsiCo, Inc., 1.625%, 5/1/30	270,000	233,907
PepsiCo, Inc., 1.40%, 2/25/31	61,000	51,157
		3,407,649
Biotechnology — 0.4%
AbbVie, Inc., 3.20%, 11/21/29	300,000	282,306
AbbVie, Inc., 4.50%, 5/14/35	735,000	740,377
		1,022,683
Capital Markets — 3.6%
Ameriprise Financial, Inc., 2.875%, 9/15/26	1,325,000	1,289,239
BlackRock, Inc., 3.25%, 4/30/29	1,645,000	1,592,454
Brookfield Finance, Inc., 3.90%, 1/25/28	1,035,000	1,012,998

Charles Schwab Corp., 3.20%, 3/2/27	100,000	98,191
Charles Schwab Corp., 2.75%, 10/1/29	1,166,000	1,072,423
Charles Schwab Corp., 1.65%, 3/11/31	575,000	472,466
Credit Suisse USA, Inc., 7.125%, 7/15/32	150,000	177,205
Franklin Resources, Inc., 1.60%, 10/30/30	619,000	500,447
Lazard Group LLC, 4.375%, 3/11/29	818,000	798,401
Morgan Stanley, 7.25%, 4/1/32	100,000	122,876
Nasdaq, Inc., 3.85%, 6/30/26	1,000,000	1,003,847
Nasdaq, Inc., 2.50%, 12/21/40	150,000	106,600
S&P Global, Inc., 2.95%, 1/22/27	75,000	72,964
		8,320,111
Chemicals — 2.6%
Air Products and Chemicals, Inc., 1.50%, 10/15/25	720,000	682,561
Eastman Chemical Co., 3.80%, 3/15/25	300,000	300,946
EI du Pont de Nemours and Co., 2.30%, 7/15/30	850,000	755,983
Linde, Inc., 3.20%, 1/30/26	80,000	80,152
Mosaic Co., 4.05%, 11/15/27	25,000	25,008
Mosaic Co., 5.45%, 11/15/33	1,265,000	1,356,302
Nutrien Ltd., 2.95%, 5/13/30	735,000	673,862
PPG Industries, Inc., 1.20%, 3/15/26	525,000	479,051
RPM International, Inc., 4.55%, 3/1/29	956,000	950,724
Westlake Corp., 3.60%, 8/15/26	120,000	119,060
Westlake Corp., 3.375%, 6/15/30	615,000	571,413
		5,995,062
Commercial Services and Supplies†
Waste Management, Inc., 1.15%, 3/15/28	50,000	43,647
Construction and Engineering — 0.4%
Quanta Services, Inc., 2.90%, 10/1/30	1,200,000	1,042,925
Construction Materials†
Martin Marietta Materials, Inc., 3.50%, 12/15/27	98,000	95,095
Consumer Finance — 0.3%
Ally Financial, Inc., 2.20%, 11/2/28	750,000	637,829
Synchrony Financial, 3.95%, 12/1/27	120,000	114,630
		752,459
Containers and Packaging — 0.4%
Sonoco Products Co., 2.85%, 2/1/32	550,000	478,490
WRKCo, Inc., 3.375%, 9/15/27	68,000	66,364
WRKCo, Inc., 4.90%, 3/15/29	400,000	411,592
		956,446
Diversified Financial Services — 0.3%
Equitable Holdings, Inc., 4.35%, 4/20/28	404,000	405,527
National Rural Utilities Cooperative Finance Corp., 3.70%, 3/15/29	300,000	295,440
		700,967
Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 8.25%, 9/15/30	150,000	186,252
Electric Utilities — 4.3%
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	120,000	122,807
Berkshire Hathaway Energy Co., 3.25%, 4/15/28	100,000	97,582
DTE Electric Co., 2.25%, 3/1/30	950,000	846,022
DTE Electric Co., Series C, 2.625%, 3/1/31	110,000	99,517
Duke Energy Carolinas LLC, Series A, 6.00%, 12/1/28	1,007,000	1,113,454
Duke Energy Florida LLC, 3.80%, 7/15/28	40,000	39,898
Duke Energy Ohio, Inc., 2.125%, 6/1/30	210,000	181,120
Entergy Arkansas LLC, 4.00%, 6/1/28	693,000	695,839
Entergy Louisiana LLC, 2.40%, 10/1/26	200,000	188,697

Entergy Louisiana LLC, 3.05%, 6/1/31	255,000	234,986
Florida Power & Light Co., 3.125%, 12/1/25	65,000	65,065
IPALCO Enterprises, Inc., 4.25%, 5/1/30	594,000	566,395
MidAmerican Energy Co., 6.75%, 12/30/31	550,000	667,624
PacifiCorp, 2.70%, 9/15/30	90,000	81,835
PPL Electric Utilities Corp., 6.25%, 5/15/39	1,075,000	1,265,714
Public Service Electric and Gas Co., 3.00%, 5/15/27	1,210,000	1,179,920
Puget Energy, Inc., 2.38%, 6/15/28	45,000	40,108
Puget Energy, Inc., 4.10%, 6/15/30	335,000	319,891
Southwestern Electric Power Co., Series M, 4.10%, 9/15/28	510,000	503,901
Union Electric Co., 2.95%, 3/15/30	1,312,000	1,221,701
Wisconsin Power and Light Co., 3.00%, 7/1/29	464,000	434,977
		9,967,053
Electronic Equipment, Instruments and Components — 1.0%
Flex Ltd., 3.75%, 2/1/26	50,000	49,140
Flex Ltd., 4.875%, 5/12/30	815,000	803,671
Jabil, Inc., 3.00%, 1/15/31	940,000	815,784
Trimble, Inc., 4.90%, 6/15/28	303,000	305,205
Tyco Electronics Group SA, 3.125%, 8/15/27	425,000	413,942
		2,387,742
Energy Equipment and Services — 0.3%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/27	200,000	194,078
Schlumberger Investment SA, 2.65%, 6/26/30	459,000	415,944
		610,022
Equity Real Estate Investment Trusts (REITs) — 6.1%
American Campus Communities Operating Partnership LP, 3.875%, 1/30/31	771,000	774,907
American Homes 4 Rent LP, 4.25%, 2/15/28	284,000	278,814
American Tower Corp., 3.60%, 1/15/28	210,000	200,180
AvalonBay Communities, Inc., 3.20%, 1/15/28	640,000	618,314
Boston Properties LP, 3.65%, 2/1/26	625,000	618,987
Boston Properties LP, 3.25%, 1/30/31	350,000	313,867
Brixmor Operating Partnership LP, 3.65%, 6/15/24	347,000	345,277
Brixmor Operating Partnership LP, 3.90%, 3/15/27	695,000	680,020
Camden Property Trust, 2.80%, 5/15/30	1,215,000	1,106,960
Corporate Office Properties LP, 2.25%, 3/15/26	319,000	294,501
Crown Castle International Corp., 2.10%, 4/1/31	1,146,000	943,056
Digital Realty Trust LP, 3.60%, 7/1/29	900,000	848,817
Equinix, Inc., 1.25%, 7/15/25	280,000	258,949
Equinix, Inc., 2.00%, 5/15/28	662,000	582,727
Highwoods Realty LP, 4.125%, 3/15/28	605,000	594,087
Highwoods Realty LP, 2.60%, 2/1/31	329,000	280,371
Kimco Realty Corp., 1.90%, 3/1/28	250,000	221,490
Prologis LP, 3.25%, 10/1/26	400,000	396,029
Prologis LP, 2.25%, 4/15/30	1,250,000	1,104,135
Public Storage, 1.85%, 5/1/28	1,150,000	1,020,912
Public Storage, 2.30%, 5/1/31	800,000	697,622
Realty Income Corp., 3.65%, 1/15/28	260,000	255,875
Realty Income Corp., 2.85%, 12/15/32	20,000	17,874
UDR, Inc., 2.10%, 8/1/32	1,355,000	1,094,179
Ventas Realty LP, 3.00%, 1/15/30	520,000	469,709
Ventas Realty LP, 4.75%, 11/15/30	360,000	365,765
		14,383,424
Food and Staples Retailing — 0.3%
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	58,000	57,459
Walgreens Boots Alliance, Inc., 3.20%, 4/15/30	375,000	347,010

Walmart, Inc., 3.55%, 6/26/25	350,000	356,299
		760,768
Food Products — 1.7%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	1,275,000	1,228,953
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	220,000	213,198
Campbell Soup Co., 4.15%, 3/15/28	743,000	743,112
General Mills, Inc., 3.20%, 2/10/27	325,000	318,620
General Mills, Inc., 4.20%, 4/17/28	525,000	531,723
Ingredion, Inc., 2.90%, 6/1/30	265,000	236,901
Mondelez International, Inc., 1.50%, 2/4/31	919,000	743,386
		4,015,893
Gas Utilities — 0.2%
National Fuel Gas Co., 5.50%, 1/15/26	45,000	46,506
Southern California Gas Co., 2.55%, 2/1/30	574,000	517,344
		563,850
Health Care Equipment and Supplies — 0.2%
Edwards Lifesciences Corp., 4.30%, 6/15/28	487,000	493,750
Smith & Nephew PLC, 2.03%, 10/14/30	48,000	39,536
		533,286
Health Care Providers and Services — 1.8%
Cigna Corp., 3.20%, 3/15/40	1,050,000	867,583
CVS Health Corp., 2.875%, 6/1/26	25,000	24,269
CVS Health Corp., 1.875%, 2/28/31	938,000	779,756
HCA, Inc., 4.50%, 2/15/27	25,000	25,274
HCA, Inc., 4.125%, 6/15/29	1,110,000	1,076,323
UnitedHealth Group, Inc., 3.75%, 7/15/25	625,000	636,794
UnitedHealth Group, Inc., 3.45%, 1/15/27	850,000	851,038
		4,261,037
Hotels, Restaurants and Leisure — 0.9%
Expedia Group, Inc., 3.25%, 2/15/30	750,000	663,077
Hyatt Hotels Corp., 4.85%, 3/15/26	60,000	60,620
McDonald's Corp., 4.70%, 12/9/35	50,000	51,786
Starbucks Corp., 4.00%, 11/15/28	1,415,000	1,412,019
		2,187,502
Household Durables — 0.1%
Lennar Corp., 5.00%, 6/15/27	46,000	47,019
Whirlpool Corp., 4.00%, 3/1/24	139,000	141,417
		188,436
Industrial Conglomerates — 0.7%
3M Co., 5.70%, 3/15/37	1,330,000	1,541,285
Insurance — 1.3%
Athene Holding Ltd., 4.125%, 1/12/28	500,000	484,307
Chubb INA Holdings, Inc., 3.15%, 3/15/25	525,000	523,468
Chubb INA Holdings, Inc., 1.375%, 9/15/30	435,000	358,456
First American Financial Corp., 4.00%, 5/15/30	66,000	61,763
MetLife, Inc., 3.60%, 11/13/25	835,000	841,662
Prudential PLC, 3.125%, 4/14/30	745,000	695,398
		2,965,054
Interactive Media and Services — 0.4%
Alphabet, Inc., 0.80%, 8/15/27	447,000	398,736
Alphabet, Inc., 1.10%, 8/15/30	625,000	525,978
		924,714
Internet and Direct Marketing Retail — 0.2%
Amazon.com, Inc., 5.20%, 12/3/25	200,000	212,490

Amazon.com, Inc., 1.20%, 6/3/27	276,000	249,071
		461,561
IT Services — 1.6%
Global Payments, Inc., 2.90%, 5/15/30	1,250,000	1,094,025
International Business Machines Corp., 1.95%, 5/15/30	1,509,000	1,295,065
Leidos, Inc., 4.375%, 5/15/30	1,090,000	1,060,352
Western Union Co., 6.20%, 11/17/36	324,000	335,358
		3,784,800
Leisure Products — 0.1%
Hasbro, Inc., 3.50%, 9/15/27	286,000	276,077
Machinery — 1.0%
ABB Finance USA, Inc., 3.80%, 4/3/28	106,000	106,203
Caterpillar Financial Services Corp., 3.65%, 12/7/23	140,000	141,851
Caterpillar Financial Services Corp., 1.10%, 9/14/27	100,000	88,978
IDEX Corp., 3.00%, 5/1/30	50,000	45,065
John Deere Capital Corp., 3.05%, 1/6/28	468,000	456,008
John Deere Capital Corp., 1.45%, 1/15/31	140,000	116,730
Kennametal, Inc., 4.625%, 6/15/28	108,000	109,008
Oshkosh Corp., 4.60%, 5/15/28	956,000	964,948
Parker-Hannifin Corp., 4.20%, 11/21/34	375,000	356,692
		2,385,483
Media — 1.4%
Comcast Corp., 2.65%, 2/1/30	493,000	456,212
Comcast Corp., 4.25%, 10/15/30	700,000	714,106
Interpublic Group of Cos., Inc., 4.75%, 3/30/30	250,000	253,584
Paramount Global, 4.95%, 1/15/31	520,000	521,328
Walt Disney Co., 3.70%, 9/15/24	750,000	759,415
Walt Disney Co., 2.00%, 9/1/29	520,000	459,717
Walt Disney Co., 6.55%, 3/15/33	45,000	53,492
		3,217,854
Metals and Mining — 0.6%
Kinross Gold Corp., 4.50%, 7/15/27	95,000	95,866
Steel Dynamics, Inc., 3.25%, 1/15/31	1,540,000	1,399,601
		1,495,467
Multi-Utilities — 0.2%
Dominion Energy, Inc., 4.25%, 6/1/28	150,000	151,317
San Diego Gas & Electric Co., 1.70%, 10/1/30	367,000	309,199
		460,516
Multiline Retail — 0.9%
Dollar Tree, Inc., 4.20%, 5/15/28	1,190,000	1,187,590
Target Corp., 2.65%, 9/15/30	870,000	799,932
		1,987,522
Oil, Gas and Consumable Fuels — 6.1%
Boardwalk Pipelines LP, 4.80%, 5/3/29	700,000	693,264
BP Capital Markets America, Inc., 3.63%, 4/6/30	1,060,000	1,036,210
BP Capital Markets PLC, 3.28%, 9/19/27	90,000	88,276
Burlington Resources LLC, 7.40%, 12/1/31	30,000	37,333
Canadian Natural Resources Ltd., 2.95%, 7/15/30	563,000	506,944
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	829,000	855,290
Chevron Corp., 1.55%, 5/11/25	545,000	522,901
Chevron USA, Inc., 3.85%, 1/15/28	1,018,000	1,036,381
Enbridge, Inc., 3.125%, 11/15/29	320,000	297,098
Enterprise Products Operating LLC, 3.35%, 3/15/23	220,000	220,904
Enterprise Products Operating LLC, 3.70%, 2/15/26	80,000	80,225
Equinor ASA, 3.70%, 3/1/24	70,000	70,948

Equinor ASA, 2.875%, 4/6/25	325,000	323,168
Exxon Mobil Corp., 3.04%, 3/1/26	275,000	273,713
Exxon Mobil Corp., 2.44%, 8/16/29	665,000	614,369
Exxon Mobil Corp., 2.61%, 10/15/30	437,000	404,207
Kinder Morgan, Inc., 5.30%, 12/1/34	665,000	682,579
Marathon Petroleum Corp., 4.70%, 5/1/25	40,000	41,080
MPLX LP, 2.65%, 8/15/30	1,449,000	1,259,726
Phillips 66, 3.90%, 3/15/28	540,000	535,907
Pioneer Natural Resources Co., 1.90%, 8/15/30	1,075,000	903,298
Shell International Finance BV, 3.25%, 5/11/25	230,000	231,444
Shell International Finance BV, 2.50%, 9/12/26	460,000	446,867
Shell International Finance BV, 2.75%, 4/6/30	1,000,000	927,016
TotalEnergies Capital International SA, 2.43%, 1/10/25	197,000	193,639
TransCanada PipeLines Ltd., 4.25%, 5/15/28	140,000	141,021
Valero Energy Corp., 6.625%, 6/15/37	375,000	428,007
Valero Energy Partners LP, 4.50%, 3/15/28	493,000	495,086
Williams Cos., Inc., 4.00%, 9/15/25	855,000	858,695
		14,205,596
Pharmaceuticals — 2.1%
Astrazeneca Finance LLC, 2.25%, 5/28/31	350,000	310,836
AstraZeneca PLC, 4.00%, 1/17/29	733,000	743,485
Bristol-Myers Squibb Co., 1.45%, 11/13/30	426,000	356,662
Eli Lilly & Co., 3.375%, 3/15/29	338,000	335,214
Johnson & Johnson, 0.55%, 9/1/25	40,000	37,209
Johnson & Johnson, 2.90%, 1/15/28	540,000	530,000
Johnson & Johnson, 3.625%, 3/3/37	100,000	98,189
Merck & Co., Inc., 0.75%, 2/24/26	420,000	385,881
Merck & Co., Inc., 3.40%, 3/7/29	352,000	347,323
Mylan, Inc., 4.55%, 4/15/28	100,000	98,169
Novartis Capital Corp., 3.10%, 5/17/27	285,000	283,270
Novartis Capital Corp., 2.20%, 8/14/30	175,000	157,756
Royalty Pharma PLC, 2.20%, 9/2/30	500,000	417,560
Sanofi, 3.625%, 6/19/28	835,000	841,281
		4,942,835
Professional Services — 0.4%
Verisk Analytics, Inc., 4.125%, 3/15/29	844,000	830,671
Road and Rail — 0.1%
Norfolk Southern Corp., 3.15%, 6/1/27	125,000	121,528
Norfolk Southern Corp., 3.80%, 8/1/28	153,000	151,793
		273,321
Semiconductors and Semiconductor Equipment — 2.9%
Broadcom, Inc., 2.60%, 2/15/33(1)	775,000	623,577
Broadcom, Inc., 4.93%, 5/15/37(1)	360,000	340,806
Intel Corp., 4.60%, 3/25/40	473,000	482,978
Lam Research Corp., 3.75%, 3/15/26	200,000	202,140
Marvell Technology, Inc., 2.95%, 4/15/31	1,175,000	1,012,506
Micron Technology, Inc., 4.19%, 2/15/27	325,000	325,594
NVIDIA Corp., 2.85%, 4/1/30	674,000	631,459
NVIDIA Corp., 2.00%, 6/15/31	400,000	346,488
NXP BV / NXP Funding LLC, 5.55%, 12/1/28	1,060,000	1,103,477
QUALCOMM, Inc., 3.25%, 5/20/27	1,635,000	1,625,244
		6,694,269
Software — 1.2%
Adobe, Inc., 2.30%, 2/1/30	508,000	456,933
Autodesk, Inc., 2.85%, 1/15/30	1,000,000	899,387

Microsoft Corp., 2.875%, 2/6/24	150,000	150,788
Oracle Corp., 3.25%, 5/15/30	320,000	284,577
Roper Technologies, Inc., 1.40%, 9/15/27	135,000	118,810
VMware, Inc., 1.80%, 8/15/28	146,000	124,317
VMware, Inc., 4.70%, 5/15/30	850,000	843,213
		2,878,025
Specialty Retail — 1.4%
AutoNation, Inc., 3.80%, 11/15/27	116,000	112,028
AutoNation, Inc., 4.75%, 6/1/30	640,000	625,301
Home Depot, Inc., 2.80%, 9/14/27	210,000	203,702
Home Depot, Inc., 2.95%, 6/15/29	825,000	786,086
Home Depot, Inc., 3.30%, 4/15/40	275,000	243,430
O'Reilly Automotive, Inc., 4.35%, 6/1/28	175,000	177,325
TJX Cos., Inc., 1.15%, 5/15/28	1,350,000	1,171,054
		3,318,926
Technology Hardware, Storage and Peripherals — 1.4%
Apple, Inc., 3.25%, 2/23/26	390,000	392,701
Apple, Inc., 3.20%, 5/11/27	570,000	570,540
Apple, Inc., 3.00%, 11/13/27	100,000	98,895
Apple, Inc., 2.20%, 9/11/29	355,000	326,788
Hewlett Packard Enterprise Co., 6.20%, 10/15/35	664,000	731,541
HP, Inc., 3.40%, 6/17/30	1,210,000	1,089,838
		3,210,303
Textiles, Apparel and Luxury Goods — 0.4%
NIKE, Inc., 2.85%, 3/27/30	900,000	848,598
Trading Companies and Distributors — 0.1%
Air Lease Corp., 3.625%, 12/1/27	363,000	341,267
Transportation Infrastructure — 0.3%
FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.875%, 8/20/35	922,550	812,593
Wireless Telecommunication Services — 0.5%
T-Mobile USA, Inc., 3.75%, 4/15/27	210,000	207,614
T-Mobile USA, Inc., 2.55%, 2/15/31	374,000	325,060
T-Mobile USA, Inc., 2.25%, 11/15/31	854,000	709,885
		1,242,559
TOTAL CORPORATE BONDS (Cost $155,681,627)		145,489,776
U.S. TREASURY SECURITIES — 24.8%
U.S. Treasury Bonds, 1.125%, 8/15/40	2,136,000	1,505,922
U.S. Treasury Bonds, 4.75%, 2/15/41	598,600	730,187
U.S. Treasury Bonds, 2.25%, 5/15/41	1,585,000	1,349,014
U.S. Treasury Bonds, 2.00%, 11/15/41	2,995,000	2,432,969
U.S. Treasury Bonds, 2.50%, 2/15/45	1,600,000	1,383,562
U.S. Treasury Bonds, 2.875%, 8/15/45	2,050,000	1,896,891
U.S. Treasury Notes, 0.125%, 12/15/23	1,200,000	1,159,992
U.S. Treasury Notes, 1.50%, 11/30/24	4,800,000	4,665,562
U.S. Treasury Notes, 1.375%, 1/31/25(2)	3,790,000	3,662,680
U.S. Treasury Notes, 2.75%, 2/28/25	3,700,000	3,705,059
U.S. Treasury Notes, 0.375%, 4/30/25	4,925,000	4,602,278
U.S. Treasury Notes, 2.125%, 5/15/25	3,750,000	3,687,451
U.S. Treasury Notes, 2.75%, 8/31/25(2)	4,071,900	4,071,423
U.S. Treasury Notes, 2.625%, 12/31/25	2,300,000	2,288,275
U.S. Treasury Notes, 2.625%, 1/31/26	4,033,000	4,010,157
U.S. Treasury Notes, 0.75%, 3/31/26	2,000,000	1,851,328
U.S. Treasury Notes, 0.875%, 9/30/26	2,600,000	2,393,727
U.S. Treasury Notes, 0.375%, 9/30/27	3,750,000	3,292,529

U.S. Treasury Notes, 1.375%, 10/31/28(2)	4,700,000	4,283,059
U.S. Treasury Notes, 2.625%, 2/15/29	1,750,000	1,722,178
U.S. Treasury Notes, 0.875%, 11/15/30	2,250,000	1,919,619
U.S. Treasury Notes, 1.625%, 5/15/31	1,500,000	1,355,039
TOTAL U.S. TREASURY SECURITIES (Cost $60,886,791)		57,968,901
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 19.6%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 19.6%
GNMA, 3.00%TBA	2,000,000	1,929,531
GNMA, 3.50%TBA	1,500,000	1,486,406
GNMA, 4.50%TBA	1,250,000	1,277,930
GNMA, 3.00%TBA	5,000,000	4,815,234
GNMA, 4.50%TBA	1,250,000	1,273,250
UMBS, 2.00%TBA	1,250,000	1,181,152
UMBS, 2.50%TBA	1,500,000	1,452,275
UMBS, 3.50%TBA	2,000,000	2,013,711
UMBS, 2.00%TBA	1,500,000	1,415,508
UMBS, 2.50%TBA	3,500,000	3,382,764
UMBS, 3.00%TBA	1,000,000	985,388
UMBS, 3.50%TBA	3,000,000	3,013,535
UMBS, 2.50%TBA	1,000,000	920,313
UMBS, 3.00%TBA	1,500,000	1,428,574
UMBS, 3.50%TBA	2,000,000	1,960,000
UMBS, 4.00%TBA	1,000,000	999,688
UMBS, 4.50%TBA	1,500,000	1,526,484
UMBS, 2.50%TBA	1,000,000	918,618
UMBS, 3.00%TBA	5,250,000	4,991,870
UMBS, 3.50%TBA	5,000,000	4,889,275
UMBS, 4.00%TBA	1,500,000	1,495,921
UMBS, 4.50%TBA	2,500,000	2,537,012
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $45,750,072)		45,894,439
U.S. GOVERNMENT AGENCY SECURITIES — 2.3%
Federal Farm Credit Banks Funding Corp., 1.125%, 1/6/25	100,000	96,363
FHLB, 2.75%, 12/13/24	15,000	15,018
FHLB, 2.375%, 3/14/25	50,000	49,463
FHLB, 3.125%, 6/13/25	50,000	50,514
FHLB, 0.375%, 9/4/25	125,000	115,784
FHLB, 1.25%, 12/21/26	100,000	93,270
FHLB, 3.00%, 3/12/27	50,000	50,353
FHLB, 3.25%, 11/16/28	1,070,000	1,087,714
FHLMC, 1.50%, 2/12/25	420,000	406,503
FHLMC, 0.375%, 7/21/25	284,000	263,772
FHLMC, 0.375%, 9/23/25	730,000	674,901
FNMA, 2.50%, 2/5/24	30,000	29,980
FNMA, 1.625%, 10/15/24	265,000	258,395
FNMA, 0.625%, 4/22/25	75,000	70,574
FNMA, 0.50%, 6/17/25	100,000	93,420
FNMA, 0.375%, 8/25/25	100,000	92,585
FNMA, 1.875%, 9/24/26	590,000	566,395
FNMA, 6.25%, 5/15/29	249,000	299,174
FNMA, 7.125%, 1/15/30	105,000	133,607
FNMA, 7.25%, 5/15/30	20,000	25,749
FNMA, 5.625%, 7/15/37	405,000	503,609
Tennessee Valley Authority, 0.75%, 5/15/25	105,000	98,921

Tennessee Valley Authority, 7.125%, 5/1/30	20,000	25,432
Tennessee Valley Authority, 5.88%, 4/1/36	90,000	110,183
Tennessee Valley Authority, Series A, 2.875%, 2/1/27	60,000	59,899
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $5,562,394)		5,271,578
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Canada — 0.1%
Export Development Canada, 2.625%, 2/21/24	$300,000	300,379
Sweden — 0.1%
Svensk Exportkredit AB, 0.625%, 5/14/25	$200,000	187,198
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $497,327)		487,577
SHORT-TERM INVESTMENTS — 9.4%
Treasury Bills(3) — 9.4%
U.S. Treasury Bills, 0.36%, 6/2/22	500,000	499,993
U.S. Treasury Bills, 0.37%, 6/9/22	1,000,000	999,882
U.S. Treasury Bills, 0.37%, 6/14/22	2,750,000	2,749,468
U.S. Treasury Bills, 0.51%, 6/21/22	1,250,000	1,249,590
U.S. Treasury Bills, 0.57%, 6/30/22	4,200,000	4,197,699
U.S. Treasury Bills, 0.74%, 7/5/22	4,000,000	3,997,450
U.S. Treasury Bills, 0.86%, 7/26/22	2,750,000	2,746,471
U.S. Treasury Bills, 0.87%, 7/28/22	2,000,000	1,997,421
U.S. Treasury Cash Management Bills, 1.05%, 7/15/22	1,000,000	998,885
U.S. Treasury Cash Management Bills, 1.25%, 9/6/22	2,700,000	2,691,718
TOTAL SHORT-TERM INVESTMENTS (Cost $22,128,488)		22,128,577
TOTAL INVESTMENT SECURITIES — 118.4% (Cost $290,506,699)		277,240,848
OTHER ASSETS AND LIABILITIES — (18.4)%		(43,125,172)
TOTAL NET ASSETS — 100.0%		$234,115,676

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	26	September 2022	$3,625,375	$(37,476)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 38	Sell	1.00%	6/20/27	$4,000,000	$36,007	$8,986	$44,993
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $964,383, which represented 0.4% of total net assets.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $531,454.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	145,489,776	—
U.S. Treasury Securities	—	57,968,901	—
U.S. Government Agency Mortgage-Backed Securities	—	45,894,439	—
U.S. Government Agency Securities	—	5,271,578	—
Sovereign Governments and Agencies	—	487,577	—
Short-Term Investments	—	22,128,577	—
	—	277,240,848	—
Other Financial Instruments
Swap Agreements	—	44,993	—

Liabilities
Other Financial Instruments
Futures Contracts	37,476	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.